Intangible Assets - Future Amortization Expense (Details) (USD $)	Dec. 30, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
2014	$ 1,384,892
2015	1,334,869
2016	1,332,229
2017	1,301,574
2018	949,395
Thereafter	4,904,054
Net	11,207,013	12,807,427
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
2014	500,000
2015	500,000
2016	500,000
2017	500,000
2018	500,000
Thereafter	4,416,667
Net	6,916,667	7,416,667
Franchise agreements
Acquired Finite-Lived Intangible Assets [Line Items]
2014	48,380
2015	10,517
2016	10,517
2017	10,517
2018	10,517
Thereafter	82,521
Net	172,969	436,872
Favorable leases
Acquired Finite-Lived Intangible Assets [Line Items]
2014	14,800
2015	2,640
2016	0
2017	0
2018	0
Thereafter	0
Net	17,440	32,240
Reacquired rights
Acquired Finite-Lived Intangible Assets [Line Items]
2014	821,712
2015	821,712
2016	821,712
2017	791,057
2018	438,878
Thereafter	404,866
Net	$ 4,099,937	$ 4,921,648